Provisions (Details) € in Thousands	12 Months Ended
Jun. 30, 2021 EUR (€) item
Provisions
Provisions at beginning of fiscal year	€ 582
Additions	135
Provisions at end of fiscal year	€ 717
Number of facilities for which dismantling provisions are assed | item	2
Dismantling provisions
Provisions
Provisions at beginning of fiscal year	€ 494
Additions	135
Provisions at end of fiscal year	629
Other provisions
Provisions
Provisions at beginning of fiscal year	88
Provisions at end of fiscal year	€ 88